Post-employment benefits - Benefit Obligation and Fair Value of Plan Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of benefit obligation:
Return on plan assets less/(greater) than discount rate	€ 37	€ 882	€ (235)
GB
Reconciliation of benefit obligation:
Return on plan assets less/(greater) than discount rate	65	808	(177)
Rest of world
Reconciliation of benefit obligation:
Return on plan assets less/(greater) than discount rate	(28)	74	(58)
Benefit obligation
Reconciliation of benefit obligation:
Net defined benefit liability (asset) at beginning of period	1,466	2,413
Service cost	14	18
Past service (credit)/cost	(7)	(2)
Interest costs on defined benefit obligation	(60)	(39)
Plan participants contribution	(36)	(28)
Actuarial loss/(gain) – experience	30	33
Actuarial (gain)/loss – demographic assumptions	(13)	2
Actuarial loss/(gain) – financial assumptions	54	(872)
Benefit payments	103	129
Administrative expenses	1	1
Currency translation adjustment	18	(65)
Net defined benefit liability (asset) at end of period	1,556	1,466	2,413
Benefit obligation | GB
Reconciliation of benefit obligation:
Net defined benefit liability (asset) at beginning of period	937	1,739
Service cost	0	0
Past service (credit)/cost	0	0
Interest costs on defined benefit obligation	(45)	(32)
Plan participants contribution	0	0
Actuarial loss/(gain) – experience	21	26
Actuarial (gain)/loss – demographic assumptions	(13)	2
Actuarial loss/(gain) – financial assumptions	31	(740)
Benefit payments	33	57
Administrative expenses	0	0
Currency translation adjustment	20	(65)
Net defined benefit liability (asset) at end of period	1,008	937	1,739
Benefit obligation | Rest of world
Reconciliation of benefit obligation:
Net defined benefit liability (asset) at beginning of period	529	674
Service cost	14	18
Past service (credit)/cost	(7)	(2)
Interest costs on defined benefit obligation	(15)	(7)
Plan participants contribution	(36)	(28)
Actuarial loss/(gain) – experience	9	7
Actuarial (gain)/loss – demographic assumptions	0	0
Actuarial loss/(gain) – financial assumptions	23	(132)
Benefit payments	70	72
Administrative expenses	1	1
Currency translation adjustment	(2)	0
Net defined benefit liability (asset) at end of period	548	529	674
Plan assets
Reconciliation of benefit obligation:
Net defined benefit liability (asset) at beginning of period	(1,524)	(2,504)
Interest costs on defined benefit obligation	62	40
Return on plan assets less/(greater) than discount rate	(37)	(882)
Plan participants contribution	36	28
Employer contributions	32	32
Benefit payments	(103)	(129)
Currency translation adjustment	(18)	69
Net defined benefit liability (asset) at end of period	(1,532)	(1,524)	(2,504)
Plan assets | GB
Reconciliation of benefit obligation:
Net defined benefit liability (asset) at beginning of period	(952)	(1,840)
Interest costs on defined benefit obligation	46	34
Return on plan assets less/(greater) than discount rate	(65)	(808)
Plan participants contribution	0	0
Employer contributions	11	11
Benefit payments	(33)	(57)
Currency translation adjustment	(20)	68
Net defined benefit liability (asset) at end of period	(931)	(952)	(1,840)
Plan assets | Rest of world
Reconciliation of benefit obligation:
Net defined benefit liability (asset) at beginning of period	(572)	(664)
Interest costs on defined benefit obligation	16	6
Return on plan assets less/(greater) than discount rate	28	(74)
Plan participants contribution	36	28
Employer contributions	21	21
Benefit payments	(70)	(72)
Currency translation adjustment	2	1
Net defined benefit liability (asset) at end of period	€ (601)	€ (572)	€ (664)